Taxation - Movements in Deferred Tax Liabilities and Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	£ (307)	£ (668)
Credit/(charge) to profit	5	374
(Charge)/credit to equity/other comprehensive income	12	(89)
Acquisitions	(51)	(2)
Exchange translation differences	(34)	78
Deferred tax (liability)/asset at end of year	(375)	(307)
Excess of tax allowances over amortisation [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(267)	(393)
Credit/(charge) to profit	75	97
Exchange translation differences	(12)	29
Deferred tax (liability)/asset at end of year	(204)	(267)
Acquired intangible assets [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(426)	(767)
Credit/(charge) to profit	13	298
Acquisitions	(88)	(2)
Exchange translation differences	(26)	45
Deferred tax (liability)/asset at end of year	(527)	(426)
Other temporary differences [member] | Deferred tax liabilities [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	(302)	(338)
Credit/(charge) to profit	13	2
(Charge)/credit to equity/other comprehensive income		7
Exchange translation differences	(17)	27
Deferred tax (liability)/asset at end of year	(306)	(302)
Other temporary differences [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	278	352
Credit/(charge) to profit	(16)	(30)
(Charge)/credit to equity/other comprehensive income	(3)	(20)
Exchange translation differences	14	(24)
Deferred tax (liability)/asset at end of year	273	278
Excess of amortisation over tax allowances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	257	263
Credit/(charge) to profit	(51)	(15)
Exchange translation differences	1	9
Deferred tax (liability)/asset at end of year	207	257
Tax losses carried forward [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	87	70
Credit/(charge) to profit	(32)	22
Acquisitions	37
Exchange translation differences	4	(5)
Deferred tax (liability)/asset at end of year	96	87
Pension balances [member] | Deferred tax assets [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax (liability)/asset at start of year	66	145
Credit/(charge) to profit	3
(Charge)/credit to equity/other comprehensive income	15	(76)
Exchange translation differences	2	(3)
Deferred tax (liability)/asset at end of year	£ 86	£ 66